Contract Acquisition Costs, Net - Amortization Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Conversion
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Amortization expense related to contract acquisition costs	$ 29,625	$ 28,811	$ 27,392
Processing rights
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Amortization expense related to contract acquisition costs	$ 21,357	$ 19,804	$ 17,039